UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21211

Nuveen New York AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New York AMT-Free Municipal Income Fund (NRK)
	December 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 157.6% (100.0% of TOTAL INVESTMENTS)
	MUNICIPAL BONDS – 157.6% (100.0% of TOTAL INVESTMENTS)
	Consumer Staples – 2.6% (1.6% of Total Investments)
$ 1,015	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/14 at 100.00	A3	$ 996,091
	5.250%, 6/01/25
1,810	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/14 at 100.00	A1	1,810,290
	5.750%, 6/01/33
37,120	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	6/16 at 100.00	B	26,931,672
39,945	Total Consumer Staples			29,738,053
	Education and Civic Organizations – 29.4% (18.7% of Total Investments)
	Build NYC Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence,
	Series 2013A:
250	5.000%, 4/01/33	4/23 at 100.00	BBB–	231,888
2,535	5.500%, 4/01/43	4/23 at 100.00	BBB–	2,404,371
1,260	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	7/14 at 100.00	N/R	1,265,002
	St. Anne Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 – AMBAC Insured
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,
	Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA–	1,804,155
4,000	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	4,398,840
9,400	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/17 at 100.00	A	9,681,154
	Series 2007A, 5.250%, 7/01/32 – NPFG Insured
4,990	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	4,990,000
	Series 2013A, 5.000%, 7/01/44
4,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	4,307,821
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
6,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A	6,485,280
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
7,780	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/14 at 100.00	A	7,804,118
	Series 1998, 5.000%, 7/01/21 – NPFG Insured
6,660	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	6,910,416
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
10,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2	10,386,700
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
6,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/19 at 100.00	Aa2	6,380,133
	Facilities, Series 2009A, 5.000%, 7/01/39
4,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/21 at 100.00	Aa2	4,884,520
	Facilities, Series 2011A, 5.000%, 7/01/41
3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	3,913,538
	Facilities, Series 2012A, 5.000%, 7/01/37
14,585	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/23 at 100.00	Aa3	15,969,844
	Facilities, Series 2013A, 5.000%, 7/01/27
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
2,000	5.000%, 7/01/25 – FGIC Insured	7/17 at 100.00	A	2,133,680
6,525	5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	A	6,480,434
1,150	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2005,	7/15 at 100.00	Baa1	1,168,860
	5.000%, 7/01/21 – NPFG Insured
9,180	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	9,681,320
	2011A, 5.000%, 10/01/41
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart,
	Series 2011:
1,000	5.625%, 11/01/35 – AGM Insured	5/21 at 100.00	AA–	1,066,330
5,980	5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA–	6,384,368
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2008B,	7/18 at 100.00	A2	3,107,190
	5.000%, 7/01/38 – AGC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	1,006,640
	Series 2009, 5.250%, 7/01/29
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	927,299
	2010, 5.250%, 7/01/30
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	3,929,803
	1998A, 6.000%, 7/01/18 – NPFG Insured
3,415	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	3,666,207
	5.000%, 7/01/32 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A:
10,000	5.250%, 7/01/34	7/19 at 100.00	AA–	10,970,900
3,890	5.000%, 7/01/39	7/19 at 100.00	AA–	4,062,210
13,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	14,180,265
	2009B, 5.000%, 7/01/39
3,115	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/22 at 100.00	AA–	3,323,705
	2012A, 5.000%, 7/01/32
2,800	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	2,939,916
	University, Series 2008C, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell
	University, Series 2010A:
5,000	5.000%, 7/01/35	7/20 at 100.00	Aa1	5,244,900
11,560	5.000%, 7/01/40	7/20 at 100.00	Aa1	12,012,690
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
2,500	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	2,910,975
2,000	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	2,319,240
1,250	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,	No Opt. Call	AA–	1,320,775
	Refunding Series 2009A, 5.125%, 7/01/39
6,435	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AA–	6,815,309
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
1,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College	7/23 at 100.00	A2	1,020,470
	Project, Series 2013A, 5.000%, 7/01/39
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University
	Project, Series 2013:
1,785	5.000%, 9/01/38	9/23 at 100.00	A	1,793,033
1,785	5.000%, 9/01/43	9/23 at 100.00	A	1,776,664
15,650	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	AA+	15,795,076
	University, Series 2005A, 5.000%, 7/01/40 – AMBAC Insured
7,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace	7/14 at 100.00	A	7,267,690
	Mann School, Series 1998, 5.000%, 7/01/28 – NPFG Insured
4,775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Trinity	6/14 at 100.00	A	4,787,845
	Episcopal School, Series 1997, 5.250%, 6/15/27 – NPFG Insured
3,155	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB	2,908,090
	College of Aeronautics, Series 2006A, 5.000%, 12/01/28
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,
	Queens Baseball Stadium Project, Series 2009:
1,000	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	1,086,590
1,000	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	1,080,220
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
6,815	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	Ba1	6,268,641
5,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	Ba1	4,413,100
1,030	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	819,509
14,500	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	Ba1	11,978,740
4,730	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	5,381,794
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
4,280	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	4,301,956
31,650	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	A	31,710,452
20,210	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	18,367,454
6,560	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/14 at 100.00	AA	6,562,690
	Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured
3,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	3,515,566
	American Art, Series 2011, 5.000%, 7/01/31
	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A:
600	5.000%, 5/01/35	5/22 at 100.00	BBB+	588,390
1,000	5.000%, 5/01/42	5/22 at 100.00	BBB+	964,700
1,750	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project,	7/22 at 100.00	Baa2	1,646,348
	Series 2012, 5.000%, 7/01/42
1,000	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University	12/21 at 100.00	AA–	1,043,790
	Project, Series 2011, 5.000%, 12/01/36
	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011:
1,390	5.500%, 7/01/33 – AGM Insured	1/21 at 100.00	A2	1,480,406
1,000	5.250%, 7/01/36 – AGM Insured	1/21 at 100.00	A2	1,039,740
4,000	5.375%, 7/01/41 – AGM Insured	1/21 at 100.00	A2	4,149,840
3,700	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	3,734,040
	Series 2010A, 5.125%, 9/01/40
337,380	Total Education and Civic Organizations			342,953,630
	Financials – 2.3% (1.5% of Total Investments)
11,615	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	12,074,954
	Series 2005, 5.250%, 10/01/35
14,400	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	15,310,080
	Series 2007, 5.500%, 10/01/37
26,015	Total Financials			27,385,034
	Health Care – 10.8% (6.9% of Total Investments)
5,315	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011,	11/20 at 100.00	A	5,785,962
	6.125%, 11/15/30
5,935	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	A	6,092,278
	2008A, 5.250%, 11/15/32
4,205	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	A	4,334,935
	2008D, 5.375%, 11/15/32
1,000	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	A	1,026,500
	2008E, 5.250%, 11/15/32
2,495	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/19 at 100.00	AA+	2,820,573
	Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34
7,630	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA–	8,257,796
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore
	Hospital, Series 2004:
9,330	5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	A	9,504,378
425	5.000%, 8/01/33 – FGIC Insured	2/15 at 100.00	A	424,193
8,035	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	8,361,864
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
950	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	968,354
	Hospital, Series 2005, 4.900%, 8/15/31
4,000	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group	5/21 at 100.00	A–	3,973,200
	Revenue Bonds, Series 2011A, 5.000%, 5/01/41
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
3,880	6.000%, 12/01/15	No Opt. Call	Ba1	3,909,022
4,345	6.000%, 12/01/16	No Opt. Call	Ba1	4,384,540
5,430	6.500%, 12/01/21	12/18 at 100.00	Ba1	5,573,949
6,780	6.125%, 12/01/29	12/18 at 100.00	Ba1	6,735,320
12,770	6.250%, 12/01/37	12/18 at 100.00	Ba1	12,258,945
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc.,
	Series 2007B:
3,865	5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AA–	4,206,937
3,500	5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA–	3,508,330
9,440	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	9,724,333
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
900	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System	7/20 at 100.00	A–	945,981
	Inc, Series 2010A, 5.750%, 7/01/40 – AGM Insured
1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	2,086,969
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35
1,300	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General	12/22 at 100.00	A–	1,269,827
	Hospital Project, Series 2013A, 5.000%, 12/01/42
6,540	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Catholic	7/21 at 100.00	BBB+	6,664,914
	Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28
5,050	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	5,406,682
	2010-C2, 6.125%, 11/01/37
5,740	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/14 at 100.00	B+	5,708,832
	Series 2001A, 7.125%, 7/01/31
2,035	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/14 at 100.00	B+	2,023,950
	Series 2001B, 7.125%, 7/01/31
122,770	Total Health Care			125,958,564
	Housing/Multifamily – 0.3% (0.2% of Total Investments)
	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse
	River LLC at SUNY Canton Project Series 2010A:
1,000	5.000%, 5/01/40	5/20 at 100.00	AA–	1,020,050
1,000	5.000%, 5/01/45 – AGM Insured	5/20 at 100.00	AA–	1,017,300
1,040	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	1,038,346
	Series 2010D-1A, 5.000%, 11/01/42
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	454,437
	4.500%, 11/01/29
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
35	6.100%, 11/01/15 – AGM Insured	5/14 at 100.00	AA–	35,169
390	6.125%, 11/01/20 – AGM Insured	5/14 at 100.00	AA–	390,800
3,915	Total Housing/Multifamily			3,956,102
	Long-Term Care – 0.7% (0.4% of Total Investments)
800	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	814,208
	Westchester Project, Series 2006, 5.200%, 2/15/41
6,685	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	5,744,554
	Project, Series 2006A, 6.000%, 11/15/36
1,225	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic	12/20 at 100.00	BBB–	1,266,528
	Landing At Southold, Inc. Project, Series 2010, 6.000%, 12/01/40
8,710	Total Long-Term Care			7,825,290
	Tax Obligation/General – 12.0% (7.6% of Total Investments)
3,000	Dormitory Authority of the State of New York, School Districts Revenue Bond Financing Program,	10/15 at 100.00	A+	3,088,710
	Peekskill City School District, Series 2005D, 5.000%, 10/01/33 – NPFG Insured
8,100	Erie County Industrial Development Agency, New York, School Facility Refunding Revenue Bonds,	5/23 at 100.00	AA–	8,712,279
	Buffalo City School District, Series 2013A, 5.000%, 5/01/28
1,000	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%,	10/19 at 100.00	AA–	1,049,810
	10/01/29 – AGC Insured
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%,	No Opt. Call	A+	234,089
	6/15/16 – NPFG Insured
1,200	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	1,325,172
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1:
6,085	5.000%, 10/01/31	No Opt. Call	AA	6,437,991
1,000	5.000%, 10/01/33	10/22 at 100.00	AA	1,046,080
1,570	5.000%, 10/01/34	No Opt. Call	AA	1,635,375
8,665	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	No Opt. Call	AA	9,224,239
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series C:
4,610	5.000%, 8/01/25	8/22 at 100.00	AA	5,092,344
2,190	5.000%, 8/01/28	8/22 at 100.00	AA	2,362,572
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I:
1,000	5.000%, 8/01/30	8/22 at 100.00	AA	1,064,540
2,000	5.000%, 8/01/31	8/22 at 100.00	AA	2,114,240
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
5,000	5.000%, 3/01/29	3/23 at 100.00	AA	5,380,300
3,400	5.000%, 3/01/31	3/23 at 100.00	AA	3,604,986
1,000	5.000%, 3/01/33	3/23 at 100.00	AA	1,047,880
3,735	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	4,143,833
8,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	8,565,600
5	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27 –	2/14 at 100.00	AA	5,016
	NPFG Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
5	5.250%, 8/01/15 – AGM Insured	2/14 at 100.00	AA	5,019
5	5.000%, 8/01/16 – FGIC Insured	2/14 at 100.00	AA	5,018
10,330	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	10,880,071
	FGIC Insured
750	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AA	805,238
	AGM Insured
	New York City, New York, General Obligation Bonds, Series 2011D-I:
2,785	5.000%, 10/01/30	10/21 at 100.00	AA	2,949,816
2,880	5.000%, 10/01/34	No Opt. Call	AA	2,988,403
3,345	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	No Opt. Call	AA	3,599,789
	5.000%, 4/01/28
	New York City, New York, General Obligation Bonds, Series 2004E:
12,550	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	12,997,533
7,850	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA	8,116,508
	Pavilion Central School District, Genesee County, New York, General Obligation Bonds, Series 2005:
1,650	5.000%, 6/15/16 – AGM Insured	6/15 at 100.00	AA–	1,744,182
1,815	5.000%, 6/15/18 – AGM Insured	6/15 at 100.00	AA–	1,932,666
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 – AMBAC Insured	No Opt. Call	AA–	1,080,920
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AA–	1,132,243
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA–	1,168,138
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA–	1,197,706
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA–	1,215,216
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA–	959,589
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	Aa3	861,905
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	Aa3	858,803
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	Aa3	852,027
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	Aa3	848,640
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	Aa3	846,961
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	Aa3	845,866
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	Aa3	838,361
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York,	No Opt. Call	Aa2	1,330,169
	General Obligation Bonds, Series 2005, 5.000%, 6/01/18 – FGIC Insured
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds,	10/15 at 100.00	Aa3	1,746,700
	Series 2005, 5.000%, 10/01/16 – AGM Insured
7,635	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	A+	8,075,996
	Yonkers, New York, General Obligation Bonds, Series 2005B:
1,650	5.000%, 8/01/19	8/15 at 100.00	Baa1	1,712,337
1,735	5.000%, 8/01/20	8/15 at 100.00	Baa1	1,790,607
130,182	Total Tax Obligation/General			139,521,483
	Tax Obligation/Limited – 52.9% (33.6% of Total Investments)
1,980	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	7/14 at 100.00	N/R	1,988,633
	Harmony Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 – AMBAC Insured
140	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	1/14 at 100.00	N/R	140,580
	Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured
965	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program –	7/14 at 100.00	N/R	969,391
	Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured
9,145	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	7/14 at 100.00	A	9,180,848
	District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Madison-Oneida Board of
	Cooperative Educational Services, Series 2002:
1,045	5.250%, 8/15/20 – AGM Insured	2/14 at 100.00	AA–	1,049,232
1,100	5.250%, 8/15/21 – AGM Insured	2/14 at 100.00	AA–	1,104,444
365	5.250%, 8/15/22 – AGM Insured	2/14 at 100.00	AA–	366,460
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AA–	2,057,900
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured
1,000	Dormitory Authority of the State of New York, Master Lease Program Revenue Bonds, Nassau	8/19 at 100.00	AA–	1,058,120
	County Board of Cooperative Educational Services, Series 2009A, 5.000%, 8/15/28 – AGC Insured
10,840	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	11,072,843
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
5,315	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	5,594,622
4,715	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	4,931,371
1,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AA–	1,085,340
	Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured
4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA–	4,484,280
	Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – AGM Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	Aa3	1,144,120
	Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured
4,115	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AA–	4,598,142
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2011C:
995	5.000%, 3/15/34	No Opt. Call	AAA	1,044,621
32,170	5.000%, 3/15/41	3/21 at 100.00	AAA	33,048,884
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2012D:
5,000	5.000%, 2/15/31	2/22 at 100.00	AAA	5,325,750
7,550	5.000%, 2/15/33	No Opt. Call	AAA	7,945,771
10,000	5.000%, 2/15/40	No Opt. Call	AAA	10,281,700
155	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	162,976
	2005F, 5.000%, 3/15/21 – AGM Insured
3,540	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AA–	3,979,633
	City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured (UB)
10,125	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/19 at 100.00	AA–	10,545,188
	City School District Project, Series 2009A, 5.000%, 5/01/31
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2007A:
5,980	5.750%, 5/01/27 – AGM Insured (UB)	5/17 at 100.00	AA–	6,590,977
21,030	5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA–	23,178,635
5,000	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AA–	5,607,900
	City School District, Series 2008A, 5.750%, 5/01/28 – AGM Insured (UB)
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
23,030	5.750%, 2/15/47	2/21 at 100.00	A	24,498,623
6,000	5.250%, 2/15/47	2/21 at 100.00	A	6,085,560
1,850	5.000%, 2/15/47 – AGM Insured	2/21 at 100.00	AA–	1,861,396
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
51,590	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	51,128,270
4,200	5.000%, 2/15/47 – AGM Insured	2/17 at 100.00	AA–	4,217,136
4,830	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series	11/22 at 100.00	AA	5,202,490
	2012A, 5.000%, 11/15/29
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,000	5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA–	1,190,030
9,000	5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA–	10,710,270
3,675	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds,	5/23 at 100.00	AA–	3,920,343
	Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/15 at 100.00	A–	548,044
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,400	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	3,523,012
10,090	5.000%, 10/15/25 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	10,455,057
1,040	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	1,076,369
6,785	5.000%, 10/15/26 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	7,022,271
300	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	308,643
21,610	5.000%, 10/15/29 – AMBAC Insured (UB) (4)	10/14 at 100.00	AAA	22,232,584
5,155	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	5,279,184
4,500	5.000%, 10/15/32 – AMBAC Insured (UB) (4)	10/14 at 100.00	AAA	4,608,405
10,440	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	11,055,125
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/14 at 100.00	AAA	5,021
	Series 2002B, 5.250%, 5/01/16 – NPFG Insured
155	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	155,639
	Series 2003E, 5.250%, 2/01/22 – NPFG Insured
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	5,020
	Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured
3,800	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	4,073,372
	Series 2007B, 5.000%, 11/01/30
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Series	5/19 at 100.00	AAA	5,241,400
	2009A-1, 5.000%, 5/01/36
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate
	Fiscal 2012 Series E-1:
6,225	5.000%, 2/01/37	2/22 at 100.00	AAA	6,506,681
24,155	5.000%, 2/01/42	2/22 at 100.00	AAA	24,865,882
32,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/22 at 100.00	AAA	33,869,225
	Fiscal 2012 Series F-1, 5.000%, 5/01/39
5,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	No Opt. Call	AAA	5,541,762
	Fiscal 2013 Series F-1, 5.000%, 2/01/29
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,
	Subordinate Lien Series 2011C:
10,000	5.500%, 11/01/35	11/20 at 100.00	AAA	10,876,100
1,000	5.000%, 11/01/39	11/20 at 100.00	AAA	1,041,610
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,
	Subordinate Series 2011-D1:
2,000	5.250%, 2/01/30	2/21 at 100.00	AAA	2,170,800
8,490	5.000%, 2/01/35	2/21 at 100.00	AAA	8,875,616
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
18,575	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	20,343,712
4,000	5.750%, 4/01/41	4/21 at 100.00	AA–	4,332,040
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bonds Trust 3095:
2,890	13.739%, 11/15/30 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	3,235,557
12,940	13.725%, 11/15/44 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	13,293,133
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
30,795	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	36,852,069
6,600	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	7,108,662
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A:
1,600	5.000%, 3/15/29	9/20 at 100.00	AAA	1,723,216
1,945	5.000%, 3/15/30	9/20 at 100.00	AAA	2,070,997
665	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series	No Opt. Call	AA–	665,000
	1994A, 5.250%, 1/01/14 – AGM Insured
2,175	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,	No Opt. Call	AA–	2,249,429
	Series 1995, 5.600%, 4/01/15 – NPFG Insured
8,600	New York State Urban Development Corporation, State Facilities Revenue Bonds, Series 1995,	No Opt. Call	AA–	10,020,462
	5.700%, 4/01/20 – AGM Insured (UB)
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	2,068,500
	2005B, 5.000%, 3/15/30 – AGM Insured
3,325	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AA–	3,375,972
	High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured
3,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Refunding Series	No Opt. Call	AA–	3,011,880
	2002E, 5.500%, 7/01/14 – AGM Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
8,500	0.000%, 8/01/32	8/26 at 100.00	A+	5,973,715
12,595	6.500%, 8/01/44	8/19 at 100.00	A+	9,884,934
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	1,016,380
	2010A, 0.000%, 8/01/33
2,985	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA–	2,309,166
	2010C, 5.125%, 8/01/42 – AGM Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C:
22,000	0.000%, 8/01/37	No Opt. Call	AA–	4,352,260
46,150	0.000%, 8/01/39	No Opt. Call	AA–	7,958,106
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
11,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	1,605,560
13,520	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA–	1,840,342
25,395	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	3,006,514
9,250	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,021,293
201,690	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	20,768,017
99,130	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	9,519,454
960	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public	4/14 at 100.00	Baa1	963,235
	Library, Series 1999A, 6.000%, 10/01/19 – NPFG Insured
972,045	Total Tax Obligation/Limited			617,258,906
	Transportation – 15.1% (9.6% of Total Investments)
13,950	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	No Opt. Call	A	14,558,639
	Series 2012F, 5.000%, 11/15/30
4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	5/14 at 100.00	AA–	4,013,320
	5.000%, 11/15/25 – AGM Insured
8,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2008A,	11/17 at 100.00	A	9,047,368
	5.250%, 11/15/36
27,285	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	A	27,962,759
	5.250%, 11/15/40
16,090	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B,	5/23 at 100.00	A	16,824,026
	5.000%, 11/15/30
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C,	5/23 at 100.00	A	495,197
	5.000%, 11/15/32
1,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D,	11/23 at 100.00	A	2,028,098
	5.250%, 11/15/30
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E:
14,000	5.000%, 11/15/31	11/23 at 100.00	A	14,563,640
1,785	5.000%, 11/15/32	11/23 at 100.00	A	1,843,905
10,000	5.000%, 11/15/38	11/23 at 100.00	A	10,069,200
8,055	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	8,016,819
	Series 2011, 5.000%, 11/15/44
3,420	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	A	3,742,027
	1/01/25 – FGIC Insured
12,100	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A	12,443,640
	AMBAC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
5,800	5.000%, 1/01/30 – AGM Insured	7/15 at 100.00	AA–	6,020,922
3,000	5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AA–	3,102,240
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,580	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	AA–	2,769,785
4,625	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	4,871,004
5,760	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	6,019,718
4,185	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	5,206,140
	Eighth Series 2008, Trust 2920, 17.724%, 8/15/32 – AGM Insured (IF)
13,140	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	13,724,599
	Ninth Series 2013, 5.000%, 12/01/38
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/15 at 100.00	BBB	2,605,600
	Terminal LLC Project, Eighth Series 2010, 6.500%, 12/01/28
5,480	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	A+	6,571,890
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
168,935	Total Transportation			176,500,536
	U.S. Guaranteed – 12.3% (7.8% of Total Investments) (5)
	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk
	County Issue, Series 1986:
1,180	7.375%, 7/01/16 (ETM)	No Opt. Call	Aaa	1,295,828
370	7.375%, 7/01/16 – BIGI Insured (ETM)	No Opt. Call	Aaa	407,226
7,480	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA– (5)	7,704,698
	Hospital Project, Series 2007, 5.000%, 8/15/36 (Pre-refunded 8/15/14) – AGM Insured
2,885	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AA– (5)	3,051,522
	2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured
450	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	No Opt. Call	Baa1 (5)	457,821
	Facilities, Series 1991A, 9.500%, 4/15/14 – FGIC Insured (ETM)
5,200	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA– (5)	5,297,448
	City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured
2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 (Pre-refunded	12/15 at 100.00	A (5)	2,180,040
	12/01/15) – NPFG Insured
15	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 –	No Opt. Call	N/R (5)	15,876
	AMBAC Insured (ETM)
945	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	1/14 at 100.00	N/R (5)	986,211
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A:
5,090	5.000%, 4/01/23 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (5)	5,506,260
11,000	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (5)	11,851,620
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
8,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (5)	8,290,400
5,750	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (5)	5,958,725
	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds, Series 1998B:
10,000	4.875%, 7/01/18 – FGIC Insured (ETM)	1/14 at 100.00	A (5)	10,153,600
4,500	4.750%, 7/01/26 – FGIC Insured (ETM)	1/14 at 100.00	A (5)	4,607,595
4,600	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	No Opt. Call	AA+ (5)	4,711,826
	New York Housing Authority Program, Series 2005A, 5.000%, 7/01/14 – NPFG Insured (ETM)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	New York Housing Authority Program, Series 2005A:
4,600	5.000%, 7/01/16 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AA+ (5)	4,924,392
18,865	5.000%, 7/01/25 (Pre-refunded 7/01/15) – NPFG Insured (UB) (4)	7/15 at 100.00	AA+ (5)	20,195,360
3,020	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	Aa1 (5)	3,086,923
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 (Pre-refunded 6/15/14) – AMBAC Insured
7,340	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	7,369,874
	Series 2004C, 5.000%, 2/01/19 (Pre-refunded 2/01/14) – SYNCORA GTY Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2004A:
2,000	5.000%, 4/01/22 (Pre-refunded 4/01/14) – NPFG Insured	4/14 at 100.00	AA (5)	2,024,380
1,000	5.000%, 4/01/23 (Pre-refunded 4/01/14) – NPFG Insured	4/14 at 100.00	AA (5)	1,012,190
4,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	4,653,765
	5.000%, 3/15/24 (Pre-refunded 9/15/14) – AMBAC Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AA– (5)	528,860
	2005B, 5.000%, 3/15/30 (Pre-refunded 3/15/15) – AGM Insured
9,395	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	10,012,721
	6/01/28 (Pre-refunded 6/01/15) – NPFG Insured
14,700	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	15,666,525
	6/01/28 (Pre-refunded 6/01/15) – NPFG Insured (UB)
	Yonkers, New York, General Obligation Bonds, Series 2005B:
540	5.000%, 8/01/19 (Pre-refunded 8/01/15)	8/15 at 100.00	Baa1 (5)	580,473
570	5.000%, 8/01/20 (Pre-refunded 8/01/15)	8/15 at 100.00	Baa1 (5)	612,722
136,495	Total U.S. Guaranteed			143,144,881
	Utilities – 12.0% (7.6% of Total Investments)
2,450	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG	2/20 at 100.00	Baa3	2,472,881
	Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
3,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	2,950,620
1,045	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	1,000,034
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
8,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA–	5,476,400
8,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA–	5,147,840
20,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	12,143,400
10,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA–	5,708,600
15,000	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA–	8,083,950
10,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA–	5,104,400
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
21,830	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	23,437,780
27,015	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	28,925,770
2,750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	2,766,335
	5.000%, 12/01/35 – CIFG Insured
3,310	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%,	5/19 at 100.00	AA+	3,629,945
	5/01/33 – BHAC Insured
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	5,039,350
	5.000%, 5/01/38
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding	5/14 at 100.00	A	5,005,400
	Bonds, Niagara Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 – AMBAC Insured
6,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	5,925,335
	Refunding Bonds, Covanta Energy Project, Series 2012B, 4.000%, 11/01/24
2,635	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	2,857,157
	11/15/19 – FGIC Insured
13,105	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013 TE,	12/23 at 100.00	AAA	13,765,492
	5.000%, 12/15/41
164,640	Total Utilities			139,440,689
	Water and Sewer – 7.2% (4.5% of Total Investments)
800	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AAA	884,328
	Bonds, Fiscal 2009 Series 2008A, 5.750%, 6/15/40
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/19 at 100.00	AA+	11,081,700
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
14,660	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	15,017,264
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/17 at 100.00	AA+	5,151,800
	Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37
12,365	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	12,676,846
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
19,455	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/15 at 100.00	AAA	20,457,516
	Bonds, Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)
9,285	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	9,383,607
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
3,845	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	4/20 at 100.00	AAA	4,083,044
	Master Financing, Series 2010C, 5.000%, 10/15/35
3,095	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	2/22 at 100.00	AAA	3,229,106
	Master Financing, Series 2012B, 5.000%, 2/15/42
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds,	No Opt. Call	A1	1,594,093
	Series 2000, 0.000%, 4/01/23 – AMBAC Insured
80,735	Total Water and Sewer			83,559,304
$ 2,191,767	Total Long-Term Investments (cost $1,837,977,780)			1,837,242,472
	Floating Rate Obligations – (11.1)%			(129,820,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (2.4)% (6)			(27,680,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (4.3)% (7)			(50,700,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (41.9)% (8)			(488,800,000)
	Other Assets Less Liabilities – 2.1%			25,883,097
	Net Assets Applicable to Common Shares – 100%			$ 1,166,125,569

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,837,242,472	$ —	$1,837,242,472

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any.To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments was $1,720,732,394.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 70,955,612
Depreciation	(84,239,100)
Net unrealized appreciation (depreciation) of investments	$(13,283,488)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 1.5%.
(7)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total
Investments is 2.8%.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total
Investments is 26.6%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 28, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 28, 2014